13FCON P 8/30/07

CONFIDENTIAL TREATMENT

RECEIVED
OCT 2 3 2006
OFFICE OF THE SECRETARY

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: **September 30, 2006**

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **Davidson Kempner Capital Management LLC**
Addres: **65 East 55th Street, 19th Floor**
New York, NY. 10022

Form 13F File Number: **28-4666**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Timothy I. Levart**
Title: **Chief Operating Officer**
Phone: **212-446-4020**

Signature, Place, and Date of Signing:

[Signature]	[City, State]	[Date]
(signature)	NY , NY	10/19/06

Report Type {Check only one.) :

[X] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.}

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

CONFIDENTIAL TREATMENT

Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers 0

Form 13 F Information Table Entry Total: 20

Form 13 F Information Table Value Total: $1,300,404 (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 9/30/2006
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Shared	None
ANDRX Corp	CS	034553107	24,403.69	999,332.00	SH		SOLE		999,332.00		
ATI TECHNOLOGIES INC	CS	001941103	39,714.63	1,851,498.00	SH		SOLE		1,851,498.00		
BELLSOUTH CORP	CS	079860102	334,548.68	7,825,700.00	SH		SOLE		7,825,700.00		
ENERGY PARTNERS LTD	CS	29270U105	33,277.50	1,350,000.00	SH		SOLE		1,350,000.00		
GLAMIS GOLD LTD	CS	376775102	117,725.64	2,985,687.00	SH		SOLE		2,985,687.00		
HCA INC	CS	404119109	212,072.41	4,250,800.00	SH		SOLE		4,250,800.00		
INTERGRAPH	CS	458683109	16,851.84	393,000.00	SH		SOLE		393,000.00		
MICHAELS STORES INC.	CS	594087108	60,038.53	1,378,928.00	SH		SOLE		1,378,928.00		
NORTH FORK BANCORPORATION	CS	659424105	132,643.84	4,631,419.00	SH		SOLE		4,631,419.00		
PETCO ANIMAL SUPPLIES INC	CS	716016209	41,036.35	1,433,334.00	SH		SOLE		1,433,334.00		
PAN PACIFIC RETAIL PPTYS INC	CS	69806L104	39,234.31	565,173.00	SH		SOLE		565,173.00		
ARAMARK CORP CL B	CS	038521100	70,024.66	2,131,000.00	SH		SOLE		2,131,000.00		
RYANS RESTAURANT GROUP INC	CS	783520109	11,095.00	700,000.00	SH		SOLE		700,000.00		
			1,132,667.08								

CONFIDENTIAL TREATMENT REQUESTED UNTIL FEBRUARY 14, 2007

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 9/30/2006
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Shared	None
FREESCALE SEMICONDUCTOR-A	CS	35687M107	9,512.50	250,000.00	SH		SOLE		250,000.00		
FREESCALE SEMICONDUCTOR B	CS	35687M206	37,059.75	975,000.00	SH		SOLE		975,000.00		
KINDER MORGAN	CS	49455P101	30,279.95	288,793.00	SH		SOLE		288,793.00		
NYSE GROUP INC	CS	62949W103	25,197.18	337,086.00	SH		SOLE		337,086.00		
RECKSON ASSOCIATES	CS	75621K106	10,700.00	250,000.00	SH		SOLE		250,000.00		
			112,749.38								

CONFIDENTIAL TREATMENT REQUESTED UNTIL MAY 15, 2007

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 9/30/2006
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
CONSTELLATION ENERGY GROUP	CS	210371100	49,414.06	834,697.00	SH		SOLE		834,697.00		
FPL GROUP INC	CS	302571104	5,573.30	123,851.00	SH		SOLE		123,851.00		
			54,987.36								

END

CONFIDENTIAL TREATMENT REQUESTED UNTIL AUGUST 15, 2007